Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 23,475,567	₩ 24,336,571	₩ 27,790,216
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	8,494,720	7,262,255	9,027,165
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 4,501,790	₩ 5,171,354	₩ 6,511,961
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	80.00%	77.00%	81.00%